Leases - Maturity analysis of lease receivables (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	£ 58	£ 1,245
Future finance income	(5)	(63)
Present value of minimum lease payments receivable	53	1,182
Unguaranteed residual values	0	225
Not more than one year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	29	535
Future finance income	(3)	(26)
Present value of minimum lease payments receivable	26	509
Unguaranteed residual values	0	70
One to two year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	19	312
Future finance income	(2)	(15)
Present value of minimum lease payments receivable	17	297
Unguaranteed residual values	0	45
Two to three year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	6	215
Future finance income	0	(12)
Present value of minimum lease payments receivable	6	203
Unguaranteed residual values	0	52
Three to four year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	2	107
Future finance income	0	(6)
Present value of minimum lease payments receivable	2	101
Unguaranteed residual values	0	27
Four to five year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1	52
Future finance income	0	(3)
Present value of minimum lease payments receivable	1	49
Unguaranteed residual values	0	18
Over five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Gross investment in finance lease receivables	1	24
Future finance income	0	(1)
Present value of minimum lease payments receivable	1	23
Unguaranteed residual values	£ 0	£ 13